Investment Strategy	Dec. 31, 2025
Lazard Hybrid Financial Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in Hybrid Securities issued by companies in the financials sector. Hybrid Securities are instruments that exhibit both bond- and equity-like features, including, but not limited to, preferred securities, contingent convertible securities (“CoCos”), capital securities and subordinated debt.

Hybrid Securities are often subordinated in a company’s capital structure and may have higher risk than senior or secured debt.

Capital securities are instruments issued by banks, insurance companies, and other financial institutions that are designed to qualify as regulatory capital. They typically feature long-dated or perpetual maturities and subordination to an issuer’s senior debt, and interest or distribution payments may be discretionary or deferrable. CoCos are hybrid instruments issued primarily by banks and other financial institutions as a form of loss-absorbing regulatory capital. Unlike conventional bonds, CoCos are structured to automatically convert into equity or have their principal written down, potentially to zero, upon the occurrence of a pre-specified "trigger" event. Common triggers include the issuer's regulatory capital ratio (e.g., Common Equity Tier 1 ratio) falling below a defined threshold, or a determination by the relevant regulator, at its discretion, that the issuer has reached a point of non-viability. This loss-absorption mechanism allows CoCos to strengthen an issuer's capital base in times of stress, which is why they are typically issued to satisfy Additional Tier 1 or Tier 2 regulatory capital requirements. In exchange for bearing this conversion or write-down risk, CoCos generally offer higher yields than an issuer's senior or traditional subordinated debt.

The Portfolio will invest in securities issued across the globe, with a focus of its investments in Europe and North America, although the allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

In managing the Portfolio, the Investment Manager uses a bottom-up approach that involves Investment Manager engagement with issuers, fundamental analysis, risk measurement and scenario analysis and use of a variety of research and risk management tools in connection with the overall portfolio construction and analysis. As a complement, the Investment Manager also includes a top-down approach which involves analysis of macro and market data, cyclical trends and other factors.

The Portfolio may invest without limitation in securities rated below investment grade (i.e., lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”)) (“junk bonds”) or securities that are unrated. Additionally, the Portfolio is not restricted to investments in securities of any particular maturity or duration. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio will be concentrated in securities of issuers having their principal business activities in the group of industries that comprise the financials sector.

The Portfolio is classified as “non-diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard Non-Dollar Active Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus any borrowings for investment purposes) in fixed income securities denominated in currencies other than the U.S. dollar.

The Portfolio invests primarily in fixed income securities issued or guaranteed by governments, government agencies or supranational bodies or companies or other private-sector entities (including emerging markets issuers), including fixed and/or floating rate investment grade and non-investment grade bonds, commercial paper, short- and medium-term obligations and other fixed-income obligations, and may invest in money market instruments such as certificates of deposit.

In managing the Portfolio, the Investment Manager utilizes a combination of bottom-up fundamental security analysis with a top-down global macroeconomic analysis. The top-down approach involves analysis of various developed and emerging markets fundamental data, cyclical trends, and global supply/demand appetites, and other factors. The Investment Manager engages in issuer, sovereign, asset allocation, risk measurement and scenario analysis during the portfolio construction process and utilizes a variety of research and risk management tools in connection with the overall portfolio construction and analysis.

The Portfolio may invest without limitation in securities rated below investment grade (i.e., lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”)) (“junk bonds”) or securities that are unrated. Therefore, the Portfolio is permitted to invest all or a substantial portion of its assets in junk bonds issued by foreign governments and their agencies and instrumentalities. Additionally, the Portfolio is not restricted to investments in securities of any particular maturity or duration. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Lazard US High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Portfolio invests at least 80% of its assets in high yield fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the U.S. The Portfolio considers “high yield” fixed income securities to be those rated, at the time of purchase, below investment grade by S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) and as low as C or Ca by S&P or Moody’s, respectively, or the unrated equivalent as determined by the Investment Manager (“junk bonds”). The Portfolio considers a company or issuer to be tied economically to the U.S. if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

Although the Portfolio may invest in fixed-income securities without regard to their maturity, the Portfolio’s average weighted maturity is expected to range between two and ten years.

Investments are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks. The Portfolio is constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector.

The Portfolio may invest up to 20% of its assets in other investments which need not be fixed-income securities as described above and need not be tied economically to the U.S.